Salaries and employee benefits	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Salaries and employee benefits
24.	Salaries and employee benefits
This caption is comprised of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Salaries	567,938	526,909	565,057
Vacations, health insurance and others	74,924	72,405	47,412
Social security and pensions	60,802	55,408	53,840
Workers’ profit sharing	59,441	52,829	90,658
Severance indemnities	44,277	41,695	41,807

Total	807,382	749,246	798,774

The average number of employees for the years 2021, 2020 and 2019 was 7,378, 7,610 and 7,763 respectively.